Fees Summary	Feb. 20, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 3,994,112,500.00
Previously Paid Amount	0.00
Total Fee Amount	611,498.63
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 611,498.63
Narrative - Max Aggregate Offering Amount | shares	3,994,112,500
Final Prospectus	true